Revision and Reclassifications of Prior Period Financial Statements - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Reclassification impacts in cash flows	$ 61	$ 65